Derivatives and hedging (Table)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gains and Losses Reclassified From Accumulated Other Comprehensive Loss to Statements of Operations

	Year ended
	December 31,
	2019	2018	2017
Cost of revenue	$(17)	$23	$—
Research and development	(142)	173	—
Sales and marketing	(59)	60	—
General and administrative	(43)	71	—
	$(261)	$327	$—